Principal Accounting Policies - Restricted cash and other lien arrangements (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥) agreement	Dec. 31, 2024 CNY (¥) agreement
Restricted cash
Total	¥ 4,323.2	¥ 3,091.6
Number of other lien arrangements | agreement	0	0
Customer deposit | NetEase Pay
Restricted cash
Total	¥ 4,223.1	¥ 2,989.7
Others
Restricted cash
Total	¥ 100.1	¥ 101.9